UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      197,500
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHENY TECHNOLOGIES INC   Common Stock   01741R102  2589.00    70,000 SH       SOLE                   70,000      -    -
ALPHA NATURAL RESOURCES INC  Common Stock   02076X102  9022.00   510,000 SH       SOLE                  510,000      -    -
ANOORAQ RESOURCES CORP       Common Stock   03633E108  3617.00 6,027,553 SH       SOLE                6,027,553      -    -
APACHE CORP                  Common Stock   037411105 20034.00   249,682 SH       SOLE                  249,682      -    -
ARCH COAL INC                Common Stock   039380100  1604.00   110,000 SH       SOLE                  110,000      -    -
CENTURY ALUMINUM COMPANY     Common Stock   156431108 28608.00 3,200,000 SH       SOLE                3,200,000      -    -
CHESAPEAKE ENERGY CORP       Common Stock   165167107  9913.00   388,000 SH       SOLE                  388,000      -    -
CHINA MING YANG WIND POW-ADR ADR            16951C108 16043.00 6,053,907 SH       SOLE                6,053,907      -    -
CIMAREX ENERGY CO            Common Stock   171798101 11961.00   214,747 SH       SOLE                  214,747      -    -
COBALT INTERNATIONAL ENERGY  Common Stock   19075F106  2313.00   300,000 SH       SOLE                  300,000      -    -
CONTINENTAL RESOURCES INC    Common Stock   212015101  1451.00    30,000 SH       SOLE                   30,000      -    -
EXXON MOBIL CORP             Common Stock   30231G102 10510.00   144,700 SH       SOLE                  144,700      -    -
HUDBAY MINERALS INC          Common Stock   443628102 16377.00 1,750,000 SH       SOLE                1,750,000      -    -
ISHARES MSCI BRAZIL          ETF            464286400  7802.00   150,000 SH       SOLE                  150,000      -    -
JPMORGAN CHASE & CO          Common Stock   46625H100  1205.00    40,000 SH       SOLE                   40,000      -    -
NATIONAL BANK OF GREECE-ADR  ADR            633643408   390.00   500,000 SH       SOLE                  500,000      -    -
NATIONAL OILWELL VARCO INC   Common Stock   637071101   256.00     5,000 SH       SOLE                    5,000      -    -
PETROLEO BRASILEIRO S.A.     ADR            71654V408  6735.00   300,000 SH       SOLE                  300,000      -    -
PLAINS EXPLORATION & PRODUCT Common Stock   726505100   681.00    30,000 SH       SOLE                   30,000      -    -
SOUTHWESTERN ENERGY CO       Common Stock   845467109   167.00     5,000 SH       SOLE                    5,000      -    -
STILLWATER MINING CO         Common Stock   86074Q102  1700.00   200,000 SH       SOLE                  200,000      -    -
TECK RESOURCES LTD-CL B      Common Stock   878742204 28220.00   966,777 SH       SOLE                  966,777      -    -
THOMPSON CREEK METALS CO INC Common Stock   884768102  6677.00 1,100,000 SH       SOLE                1,100,000      -    -
VALE SA-SP ADR               ADR            91912E105  6840.00   300,000 SH       SOLE                  300,000      -    -
WELLS FARGO & CO             Common Stock   949746101  1206.00    50,000 SH       SOLE                   50,000      -    -
WHITING PETROLEUM CORP       Common Stock   966387102  1579.00    45,000 SH       SOLE                   45,000      -    -


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